Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
		Jul. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 26, 2019	Jun. 17, 2019	Jun. 11, 2019
Related Party Transaction [Line Items]
Related party transaction, amounts			$ 200	$ 400
Due to related parties			336		$ 58	$ 3,190	$ 58
Roivant Sciences Ltd. (RSL) [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts			100	100
Partners capital contributions						300
Due to related parties		$ 2,900						$ 2,500	$ 2,900	$ 5,000
Convertible Promissory note converted, principal balance						$ 2,500
Convertible Promissory note converted, shares issued						511,178
Business combination shares exchanged						250,000
Capital contribution - expenses allocated from Roivant Sciences Ltd.	[1]		164	331	$ 2,230	$ 1,157
Promissory note term		180 days
Roivant Sciences Ltd. (RSL) [Member] | Capital Contributions [Member]
Related Party Transaction [Line Items]
Capital contribution - expenses allocated from Roivant Sciences Ltd.			$ 100	$ 300
Service Agreements [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts						1,400	2,300
Service Agreements [Member] | Capital Contributions [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts							2,200
Partners capital contributions						1,200
Service Agreements [Member] | Roivant Sciences Ltd. (RSL) [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts							$ 100
Partners capital contributions						$ 200

[1]	Retroactively restated for reverse recapitalization as described in Note 1.